Risk Management (Details 12) - USD ($)	Dec. 31, 2019		Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Fair value	$ 276,465,993		$ 228,103,188
FVTPL [Member]
Disclosure of credit risk exposure [line items]
Fair value	21,805,575		13,977,663
Quoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value	14,628,558		15,320,310
Quoted bonds at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value	208,525,361		162,161,914
Unquoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value	5,794,187	[1]	5,988,087	[2]
Investment properties [Member]
Disclosure of credit risk exposure [line items]
Fair value	25,712,312		30,655,214
Level 1 of fair value hierarchy [member]
Disclosure of credit risk exposure [line items]
Fair value	244,959,494		191,459,887
Level 1 of fair value hierarchy [member] | FVTPL [Member]
Disclosure of credit risk exposure [line items]
Fair value	21,805,575		13,977,663
Level 1 of fair value hierarchy [member] | Quoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value	14,628,558		15,320,310
Level 1 of fair value hierarchy [member] | Quoted bonds at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value	208,525,361		162,161,914
Level 1 of fair value hierarchy [member] | Unquoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value		[1]		[2]
Level 1 of fair value hierarchy [member] | Investment properties [Member]
Disclosure of credit risk exposure [line items]
Fair value
Level 2 of fair value hierarchy [member]
Disclosure of credit risk exposure [line items]
Fair value
Level 2 of fair value hierarchy [member] | FVTPL [Member]
Disclosure of credit risk exposure [line items]
Fair value
Level 2 of fair value hierarchy [member] | Quoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value
Level 2 of fair value hierarchy [member] | Quoted bonds at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value
Level 2 of fair value hierarchy [member] | Unquoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value		[1]		[2]
Level 2 of fair value hierarchy [member] | Investment properties [Member]
Disclosure of credit risk exposure [line items]
Fair value
Fair value of Level 3 financial assets [member]
Disclosure of credit risk exposure [line items]
Fair value	31,506,499		36,643,301
Fair value of Level 3 financial assets [member] | FVTPL [Member]
Disclosure of credit risk exposure [line items]
Fair value
Fair value of Level 3 financial assets [member] | Quoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value
Fair value of Level 3 financial assets [member] | Quoted bonds at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value
Fair value of Level 3 financial assets [member] | Unquoted equities at FVOCI [Member]
Disclosure of credit risk exposure [line items]
Fair value	5,794,187	[1]	5,988,087	[2]
Fair value of Level 3 financial assets [member] | Investment properties [Member]
Disclosure of credit risk exposure [line items]
Fair value	$ 25,712,312		$ 30,655,214

[1]	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:
[2]	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy see Risk Management (Details 13).